TAXES ON INCOME (TAX BENEFIT) (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets [Line Items]
Current deferred taxes, net	$ 1,740	$ 220
Non-current deferred taxes, net	2,060	1,230
Non-current deferred tax liability, net	(40)	0
Deferred tax assets, net of allowance	$ 3,760	$ 1,450